CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Retroactive application of recapitalization	Previously reported	Legacy Common Stock	Legacy Common Stock Retroactive application of recapitalization	Legacy Common Stock Previously reported	Legacy Preferred Stock	Legacy Preferred Stock Retroactive application of recapitalization	Legacy Preferred Stock Previously reported	Common Stock	Common Stock Retroactive application of recapitalization	Common Stock Previously reported	Additional Paid-in Capital	Additional Paid-in Capital Retroactive application of recapitalization	Additional Paid-in Capital Previously reported	Note Receivable from Stockholder	Note Receivable from Stockholder Retroactive application of recapitalization	Note Receivable from Stockholder Previously reported	Accumulated other Comprehensive Income (Loss)	Accumulated other Comprehensive Income (Loss) Retroactive application of recapitalization	Accumulated other Comprehensive Income (Loss) Previously reported	Accumulated Deficit	Accumulated Deficit Retroactive application of recapitalization	Accumulated Deficit Previously reported
Beginning balance (in shares) at Dec. 31, 2018				0	(49,205)	49,205	0	(935)	935	32,136,203	32,136,203	0
Beginning balance at Dec. 31, 2018	$ 294	$ 0	$ 294	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 3	$ 3	$ 0	$ 13,641	$ (3)	$ 13,644	$ (554)	$ 0	$ (554)	$ (5)	$ 0	$ (5)	$ (12,791)	$ 0	$ (12,791)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	103												103
Net loss	(1,638)																					(1,638)
Foreign currency translation adjustment	33																		33
Ending balance (in shares) at Dec. 31, 2019										32,136,203
Ending balance at Dec. 31, 2019	(1,208)									$ 3			13,744			(554)			28			(14,429)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares (in shares)										3,482,446
Issuance of shares	0									$ 1			(1)
Repurchases of Shares (in shares)										(116,906)
Repurchases of shares	(154)												(154)
Stock-based compensation	363												363
Net loss	(29,175)																					(29,175)
Foreign currency translation adjustment	79		$ 214																214
Ending balance (in shares) at Dec. 31, 2020										35,501,743
Ending balance at Dec. 31, 2020	(29,960)									$ 4			13,952			(554)			242			(43,604)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class A Common Stock in connection with business acquisitions (in shares)										590,099
Issuance of Class A Common Stock in connection with business acquisitions	9,341												9,341
Issuance of shares (in shares)										7,500,000
Issuance of shares	136,575									$ 1			136,574
Issuance of common stock for settlement of restricted stock units (in shares)										30,963
Shares canceled for tax withholdings on vested restricted stock units (in shares)										(6,812)
Reverse recapitalization transaction, net (in shares)										89,898,170
Reverse recapitalization transaction, net	182,960									$ 9			182,397			554
Purchase of capped calls related to Convertible Senior Notes	(90,150)												(90,150)
Issuance of Class A Common Stock in connection with the Public and Private Warrant exercises (in shares)										17,083,884
Issuance of Class A Common Stock in connection with the Public and Private Warrant exercises	457,720									$ 2			457,718
Stock-based compensation	12,418												12,418
Net loss	(375,108)																					(375,108)
Foreign currency translation adjustment	(1,499)																		(1,499)
Ending balance (in shares) at Dec. 31, 2021										150,598,047
Ending balance at Dec. 31, 2021	$ 302,297									$ 16			$ 722,250			$ 0			$ (1,257)			$ (418,712)